Employee Benefits (Post-Employment) - Summary of Employee Benefits (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	$ 22,750	$ 21,830
Current	810	844
Non-current	21,940	20,986
Total	22,750	21,830
Petros Pension Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities		10,728
Total		10,728
Petros Pension Plan- Renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	7,152
Total	7,152
Petros Pension Plan- Non- renegotiated [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	2,880
Total	2,880
Petros 2 Pension Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	411	260
Total	411	260
AMS Medical Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	12,236	10,802
Total	12,236	10,802
Other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	71	40
Total	$ 71	$ 40